ADVISOR’S EDGE® VARIABLE ANNUITY

Issued by

MONUMENTAL LIFE INSURANCE COMPANY

Supplement Dated March 15, 2010

to the

Prospectus dated May 1, 2009

MERGER:

At the close of business March 12, 2010 (“merger date”), the Federated Clover Value Fund II merged into the Federated Capital Appreciation Fund II with Federated Capital Appreciation Fund II being the surviving fund.

If you do not wish to remain allocated to the Federated Capital Appreciation Fund II, please note that you may transfer your policy value allocated in this subaccount to any of the subaccounts investing in the funds listed in your Prospectus provided your updated investment allocation does not violate any allocation guidelines and restrictions applicable to allocation instructions for premium payments or other purposes (for example, dollar cost averaging or asset rebalancing).

You will not be charged for the transfer we made to the Federated Capital Appreciation Fund II. In addition, if you reallocate your policy value to another subaccount from the Federated Capital Appreciation Fund II, you will not be charged for the transfer from that subaccount to another available subaccount if made within 30 days of the merger date. This reallocation also will not count as a transfer for purposes of any free transfers that you receive each contract year.

DESIGNATED INVESTMENT CHOICES:

The following hereby amends the corresponding paragraphs in “10. ADDITIONAL FEATURES – ARCHITECT GUARANTEED LIFETIME WITHDRAWAL BENEFIT” sections in the prospectus.

Designated Investment Choices. If you elect the Architect GLWB, you must allocate 100% of your Policy Value to one or more of the following designated investment choices:

Non-Equity:

DFA – VA Global Bond Portfolio

DFA – VA Short-Term Fixed Portfolio

Federated Prime Money Fund II

Federated Fund for US Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard Short-Term Investment Grade Portfolio

Vanguard Total Bond Market Index Portfolio

Fixed Account

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge® Variable Annuity dated May 1, 2009

Equity:

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA – VA U.S. Large Value Portfolio

DFA – VA U.S. Targeted Value Portfolio

Federated Capital Appreciation Fund II

Federated High Income Bond Fund II

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Templeton Global VP – Initial Class

Transamerica BlackRock Large Cap Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Value Balanced VP – Initial Class

Transamerica Van Kampen Active International Allocation VP – Initial Class

Vanguard Equity Index Portfolio

Vanguard International Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Wanger International

Wanger USA

If you elect this rider, you may transfer amounts among the designated investment choices. However, you cannot transfer any amount which would cause you to exceed your maximum equity percentage or to any other subaccount.

Please note: We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Within 30 days after each rider anniversary (i.e., the anniversary of the rider date), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated investment choice.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge® Variable Annuity dated May 1, 2009

THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Issued by

MONUMENTAL LIFE INSURANCE COMPANY

Supplement Dated March 15, 2010

to the

Prospectus dated May 1, 2009

MERGER:

At the close of business March 12, 2010 (“merger date”), the Federated Clover Value Fund II merged into the Federated Capital Appreciation Fund II with Federated Capital Appreciation Fund II being the surviving fund.

If you do not wish to remain allocated to the Federated Capital Appreciation Fund II, please note that you may transfer your policy value allocated in this subaccount to any of the subaccounts investing in the funds listed in your Prospectus provided your updated investment allocation does not violate any allocation guidelines and restrictions applicable to allocation instructions for premium payments or other purposes (for example, dollar cost averaging or asset rebalancing).

You will not be charged for the transfer we made to the Federated Capital Appreciation Fund II. In addition, if you reallocate your policy value to another subaccount from the Federated Capital Appreciation Fund II, you will not be charged for the transfer from that subaccount to another available subaccount if made within 30 days of the merger date. This reallocation also will not count as a transfer for purposes of any free transfers that you receive each contract year.

DESIGNATED INVESTMENT CHOICES:

The following hereby amends the corresponding paragraphs in “10. ADDITIONAL FEATURES – ARCHITECT GUARANTEED LIFETIME WITHDRAWAL BENEFIT” sections in the prospectus.

Designated Investment Choices. If you elect the Architect GLWB, you must allocate 100% of your Policy Value to one or more of the following designated investment choices:

Non-Equity:

Federated Prime Money Fund II

Federated Fund for US Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard Short-Term Investment Grade Portfolio

Vanguard Total Bond Market Index Portfolio

Fixed Account

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge Select® Variable Annuity dated May 1, 2009

Equity:

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

Federated Capital Appreciation Fund II

Federated High Income Bond Fund II

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Templeton Global VP – Initial Class

Transamerica BlackRock Large Cap Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Value Balanced VP – Initial Class

Transamerica Van Kampen Active International Allocation VP – Initial Class

Vanguard Equity Index Portfolio

Vanguard International Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Wanger International

Wanger USA

If you elect this rider, you may transfer amounts among the designated investment choices. However, you cannot transfer any amount which would cause you to exceed your maximum equity percentage or to any other subaccount.

Please note: We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Within 30 days after each rider anniversary (i.e., the anniversary of the rider date), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated investment choice.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge Select® Variable Annuity dated May 1, 2009